[LOGO]
SHAKER FUNDS


ANNUAL REPORT

March 31, 2002



  [GRAPHIC: TREE]

                                                                     SHAKER FUND


                                                               TABLE OF CONTENTS
--------------------------------------------------------------------------------




A Message to Our Shareholders ......................................1


Performance Charts and Analysis ....................................3


Schedule of Investments ............................................5


Statement of Assets and Liabilities ................................7


Statement of Operations ............................................8


Statement of Changes in Net Assets .................................9


Financial Highlights ..............................................10


Notes to Financial Statements .....................................12


Independent Auditors' Report ......................................18

                                                                     SHAKER FUND

                                                   A MESSAGE TO OUR SHAREHOLDERS
                                                                  MARCH 31, 2002
--------------------------------------------------------------------------------

Dear Shareholder:

In an extraordinarily challenging period for equity investors, Shaker Fund, like the majority of equity mutual funds, was not immune to the market's decline. However, we believe that Shaker Fund is well positioned to capitalize on what we anticipate to be a more favorable environment for the economy, the stock market and our growth investment style.

The past 12 months were characterized by a series of traumatic and, in some cases, inconceivable events that seriously impacted the economy and financial markets. Throughout 2001, the economy was slowly recovering from excess industrial capacity and vastly reduced levels of capital spending. Consequently, the economic slowdown was predominantly industrial in nature, as production fell by more than 5% in the U.S. and many other major countries.

By aggressively lowering rates and increasing the money supply, the Federal Reserve enabled housing starts to remain healthy and retail consumption to grow. However, the terrorist attacks of September 11 created considerable economic uncertainty and contributed to a reduction in gross domestic product (GDP) in the third quarter and an anemic fourth quarter. Nonetheless, by late October both the equity and bond markets began to anticipate a 2002 recovery.

Few if any investors anticipated that Enron, the nation's seventh largest corporation, would file for bankruptcy protection. The alleged accounting irregularities that led to Enron's precipitous decline became a major distraction for the market. Investors began to question the accounting procedures of many corporations, including those considered to be "blue chip." Not surprisingly, this lack of confidence in corporate America's balance sheets further dampened equity market performance.

Fortunately, it appears that most of the bad news is behind us, and there are reasons to be cautiously optimistic. Business inventories have declined markedly since early in 2001, and this has already prompted renewed growth in industrial production. Another reason to regard the U.S. markets constructively is that the Federal Reserve's previously expansionist monetary policy, augmented by the government's tax relief, should continue to keep retail consumption growing this year. Also, stock valuations have fallen significantly since March of 2000, and this presents investors with more compelling opportunities.

Turning to specific sectors, we anticipate a reversal of the largest decline ever in semiconductor revenue. We beleive that the entire sector should benefit as inventories end their decline throughout the economy. In the second half of 2002, we believe a rebound in capital equipment and software spending also should gather momentum, as companies streamline their operations and invest in systems and processes that enable them to minimize headcount.

In the past year, Shaker Fund was premature in regard to its telecommunication investments. Although this industry remains in a state of flux, data and video traffic combined are expected to experience compounded, annualized bit growth of more than 100% per year. We believe that telecommunications will once again become a powerful growth engine, and that we will see numerous investment opportunities among those companies focused on optical transport, broadband access, and internet routers and switches, as well as the component suppliers to these companies.

SHAKER FUND

A MESSAGE TO OUR SHAREHOLDERS
MARCH 31, 2002
--------------------------------------------------------------------------------

Shaker Fund also is focused on numerous growth areas outside of the technology sector. For example, as industrial production grows, airfreight of components and finished goods will likely increase. Airfreight's potential is exemplified by Atlas Air Worldwide Holdings, Inc., a provider of air cargo transportation services to international airlines, outside the U.S. Atlas is the largest operator, and the barriers to entry into its market are significant. We believe that Atlas will experience a substantial increase in earnings as the demand for air cargo increases.


As growth equity investors who focus on small and mid-sized U.S. companies, we cannot control the highs and lows of the economy. While we are not insensitive to the economic environment or market valuations, our goal at Shaker Fund is to grow wealth by identifying attractive investment opportunities through extensive and incisive research. The past two years have not been productive for most investors, but we are confident that the U.S. economy in the years ahead will favor the Fund's emphasis on research and long-term investment approach.


Sincerely,

/s/ Edward P. Hemmelgarn

Portfolio Manager, Shaker Fund


THE VIEWS IN THIS REPORT ARE THOSE OF SHAKER INVESTMENTS, L.L.C. AS OF MARCH 31, 2002 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENTS AND DO NOT CONSTITUTE INVESTMENT ADVICE.


THE FUND INVESTS PRIMARILY IN THE COMMON STOCK OF SMALL AND MEDIUM SIZE DOMESTIC GROWTH COMPANIES. INVESTMENTS IN SMALLER COMPANIES GENERALLY CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES FOR VARIOUS REASONS SUCH AS NARROWER MARKETS, LIMITED RESOURCES AND LESS LIQUID STOCK.(05/02)

                                                                     SHAKER FUND

                                                   PERFORMANCE CHARTS & ANALYSIS
                                                                  March 31, 2002
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $1,000,000 INVESTMENT - INSTITUTIONAL SHARES

The following chart reflects the change in value of a $1,000,000 investment, including reinvested dividends and distributions, in Shaker Institutional Shares, compared with a broad-based securities market index, since the Fund's inception. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The total return of Institutional Shares includes operating expenses that reduce returns, while the total return of the Index does not include expenses. The Fund is professionally managed while the Index is unmanaged and is not available for investment. Returns for less than one year are not annualized. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

              INSTITUTIONAL SHARES VS RUSSELL 2000(R) GROWTH INDEX

CUMULATIVE TOTAL RETURN SINCE INCEPTION (4/27/01) TO 3/31/02
-------------------------------------------------------------
Institutional Shares          (19.10%)
Russell 2000(R)Growth Index    (5.57%)

INVESTMENT VALUE ON 3/31/02
---------------------------
Institutional Shares $809,000
Russell 2000(R)Growth Index $944,251


              SHAKER INSTITUTIONAL SHARES       RUSSELL 2000(R) GROWTH


4/27/2001               $1,000,000                        $1,000,000

4/30/2001               $1,037,000                        $1,009,870

5/31/2001               $1,014,000                        $1,033,262

6/30/2001               $  105,200                        $1,061,440

7/31/2001               $  961,000                        $  970,887

8/31/2001               $  829,000                        $  910,258

9/30/2001               $  624,000                        $  763,381

10/31/2001              $  731,000                        $  836,822

11/30/2001              $  857,000                        $  906,673

12/31/2001              $  874,000                        $  963,123

1/31/2002               $  843,000                        $  928,858

2/28/2002               $  724,000                        $  868,741

3/31/2002               $  809,000                        $  944,251

SHAKER FUND

PERFORMANCE CHARTS & ANALYSIS
March 31, 2002
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT _ A, B and C Shares

The following chart reflects the change in value of a $10,000 investment, including applicable sales charges, in A, B and C Shares, including reinvested dividends and distributions compared with a broad-based securities market index, since the Fund's inception. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Fund is professionally managed while the Index is unmanaged and is not available for investment. The total return of A, B, and C Shares includes sales charges and operating expenses that reduce returns, while the total return of the Index does not include sales charges and expenses. The performance of Class A Shares will differ from that of its Class B and C Shares due to different sales charge structures and class expenses. Returns for less than one year are not annualized. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


                A, B AND C SHARES VS RUSSELL 2000(R)GROWTH INDEX

CUMULATIVE TOTAL RETURN SINCE INCEPTION (4/27/01) TO 3/31/02
------------------------------------------------------------
A Shares (24.03%)
B Shares (23.48%)*
C Shares (20.23%)*
Russell 2000(R)Growth Index (5.57%)

INVESTMENT VALUE ON 3/31/02
--------------------------
A Shares $7,597
B Shares $7,652
C Shares $7,977
Russell 2000(R)Growth Index $9,443

                  A Shares         B Shares    C Shares    Russell 2000(R)Growth
4/27/2001         $9,425           $10,000      $10,000         $10,000
4/30/2001         $9,774           $10,370      $10,370         $10,099
5/31/2001         $9,548           $10,129      $10,130         $10,333
6/30/2001         $9,896           $10,498      $10,499         $10,614
7/31/2001         $9,039           $ 9,587      $ 9,589         $ 9,709
8/31/2001         $7,794           $ 8,267      $ 8,269         $ 9,103
9/30/2001         $5,872           $ 6,227      $ 6,229         $ 7,634
10/31/2001        $6,880           $ 7,296      $ 7,298         $ 8,368
11/30/2001        $8,058           $ 8,545      $ 8,547         $ 9,067
12/31/2001        $8,219           $ 8,714      $ 8,717         $ 9,631
1/31/2002         $7,917           $ 8,405      $ 8,397         $ 9,289
2/28/2002         $6,795           $ 7,215      $ 7,208         $ 8,687
3/31/2002         $7,597           $ 7,652      $ 7,977         $ 9,443

* Performance for B and C Shares is that of the A shares (adjusted for the sales charges and expenses applicable to B and C shares), prior to their commencement on December 11 and December 7, 2001, respectively. The performance of C Shares is identical to that of B Shares except after the application of each class' respective CDSC on 31/31/02. The performance for Class A Shares reflect the maximum 5.75% sales charge while the performance for B Shares reflects the CDSC of 5% and C Shares reflects the CDSC of 1%.

                                                                     SHAKER FUND

                                                         SCHEDULE OF INVESTMENTS
                                                                  MARCH 31, 2002
--------------------------------------------------------------------------------

  Share                Security                                            Share                Security
  Amount               Description                             Value       Amount               Description                  Value
  ------               -----------                             -----       ------               -----------                  -----

COMMON STOCK (95.6%)
BROADCAST COMMUNICATIONS & CABLE (4.5%)                                  INSURANCE AND RELATED SERVICES (4.2%)
39,640 Adelphia Communications Corp. +                      $ 590,636    102,200 Conseco, Inc. +                            369,964
36,400 Mediacom Communications Corp. +                        509,964    11,630 Fidelity National Financial, Inc.           306,683
                                                              -------    17,520 First American Corp.                        372,826
                                                            1,100,600                                                       -------
                                                            ---------                                                     1,049,473
BUSINESS SERVICES (2.4%)                                                                                                  ---------
18,240 Getty Images, Inc.+                                    546,470    LEISURE PRODUCTS & SERVICES (4.4%)
10,000 Multex.com, Inc. +                                      45,300    2,000 ResortQuest International, Inc. +             14,600
                                                              -------    47,800 Royal Caribbean Cruises                   1,077,890
                                                              591,770                                                    ----------
COMPUTERS, INTERNET & APPLICATIONS SOFTWARE                   -------                                                     1,092,490
(16.0%)                                                                                                                  ----------
26,750 Brocade Communications
       Systems, Inc. +                                        722,250    MATERIALS AND PROCESSING (2.7%)
13,300 Check Point Software
       Technologies, Ltd. +                                   404,320    30,200 PolyOne Corp.                               368,440
38,960 HNC Software, Inc. +                                   654,528    19,350 RPM, Inc.                                   300,893
12,830 MetaSolv, Inc. +                                        96,610                                                      --------
41,020 Peregrine Systems, Inc. +                              390,510                                                       669,333
46,450 Retek, Inc. +                                        1,219,313    MEDICAL, BIOMEDICAL TECHNOLOGY (6.8%)             --------
 8,620 SERENA Software, Inc. +                                168,090    11,870 Aclara Biosciences, Inc. +                   39,646
 7,000 Symantec Corp.                                         288,470    24,100 Diversa Corp. +                             306,070
                                                              -------    40,350 Eclipsys Corp. +                            662,144
                                                            3,944,091    19,490 Invitrogen Corp. +                          668,897
                                                            ---------                                                      --------
FIBER OPTICS & COMPONENTS (3.0%)                                                                                          1,676,757
27,800 Finisar Corp. +                                        214,060                                                     ---------
75,790 JDS Uniphase Corp. +                                   446,403    MISCELLANEOUS RETAIL (9.0%)
30,220 New Focus, Inc. +                                       90,358    21,290 Abercrombie & Fitch Co. +                 $ 655,732
                                                              -------    21,580 Callaway Golf Co. +                         415,415
                                                              750,821    9,000 Linens `n Things, Inc. +                     274,770
FINANCIAL (2.1%)                                              -------    16,980 Tiffany & Co.                               603,639
20,650 Stilwell Financial, Inc.                               505,719    9,300 Ultimate Electronics, Inc. +                 260,865
                                                              -------                                                       -------
                                                                                                                          2,210,421
                                                                         OIL & GAS EXTRACTION (0.5%)                      ---------
                                                                         4,014 Transocean Sedco Forex                       133,385
                                                                                                                            -------

See Notes to Financial Statements.

                                                                               5





SHAKER FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2002
--------------------------------------------------------------------------------

  Share                Security                                         Share                Security
  Amount               Description                            Value     Amount               Description                   Value
  ------               -----------                            -----     ------               -----------                   -----

PHARMACEUTICALS (2.8%)                                                 TELECOMMUNICATIONS EQUIPMENT (3.8%)
27,570 Cell Therapeutics, Inc. +                             684,563   62,100 ADC Telecommunications, Inc. +               252,747
                                                             -------   23,190 CIENA Corp. + 208,710
SEMICONDUCTORS, COMMUNICATION/COMPUTING (10.3%)                        28,570 Extreme Networks, Inc. +                     297,128
9,790 Altera Corp. +                                         214,107   12,720 Juniper Networks, Inc. +                     160,526
52,260 Applied Micro Circuits Corp. +                        418,080   24,450 Spectrasite Holdings, Inc. +                  26,162
14,500 Broadcom Corp. +                                      520,550                                                        ------
13,300 GlobeSpan, Inc. +                                     198,436                                                       945,273
19,745 PLX Technology, Inc. +                                240,889   TRANSPORTATION (1.7%)
24,000 Xilinx, Inc.+                                         956,640   32,000 Atlas Air Worldwide
                                                            --------   Holdings, Inc. +                                    421,440
                                                           2,548,702                                                       -------
                                                           ---------   TOTAL COMMON STOCK
SEMICONDUCTORS, CONSUMER/INDUSTRIAL (21.4%)                            (Cost $23,337,977)                               23,605,401
38,800 Cree Research, Inc. +                                 528,844                                                   -----------
40,820 International Rectifier Corp. +                     1,853,636   SHORT-TERM INVESTMENT (3.9%)
44,445 Microchip Technology, Inc. +                        1,859,134   973,843 Deutsche Cash
25,400 Power Integrations, Inc. +                            483,870   Management Fund                                     973,843
31,010 RF Micro Devices, Inc. +                              555,079                                                       -------
                                                             -------   (Cost $973,843)
                                                           5,280,563   TOTAL INVESTMENTS IN SECURITIES - 99.5%
                                                           ---------   (Cost $24,311,820)                             $ 24,579,244
                                                                                                                       -----------
                                                                       Other Assets and Liabilities, Net - 0.5%            123,655
                                                                                                                           -------
                                                                       TOTAL NET ASSETS -  100.0%                     $ 24,702,899
                                                                                                                      ============


-------------------------------
+ Non-income producing security.


6                                             See Notes to Financial Statements.

                                                                     SHAKER FUND

                                             STATEMENT OF ASSETS AND LIABILITIES
                                                                  MARCH 31, 2002
--------------------------------------------------------------------------------

ASSETS
 Total investments, at value (cost $24,311,820) (Note 2)            $24,579,244
 RECEIVABLES:
   Investment  securities  sold                                         271,069
   Fund  shares  sold                                                    45,953
   Interest  and dividends                                                9,465
   Expense  reimbursement  from adviser                                  48,669
 Other assets                                                             1,048
                                                                     ----------
 Total Assets                                                        24,955,448
                                                                     ----------
LIABILITIES
 PAYABLES:
   Investment securities purchased                                       89,619
   Fund shares redeemed                                                  63,398
 ACCRUED LIABILITIES:
  Investment advisory fees (Note 3)                                      11,151
  Shareholder  servicing fees (Note 3)                                    1,833
  Accounting fees                                                         2,109
  Distribution  fees (Note 3)                                             4,731
  Transfer agency fees (Note 3)                                          18,363
  Custody fees                                                            1,925
  Other                                                                  54,911
                                                                     ----------
 Total  Liabilities                                                     252,549
                                                                     ----------
 NET ASSETS                                                         $24,702,899
                                                                    ===========
COMPONENTS  OF  NET  ASSETS
 Paid-in  capital                                                   $26,333,053
 Accumulated   net  realized  loss                                   (1,897,578)
 Net   unrealized appreciation of investments                           267,424
                                                                     ----------
TOTAL NET ASSETS                                                    $24,702,899
                                                                    ===========
NET ASSET VALUE PER SHARE:
    Institutional Shares - based on net assets of $5,745,884
     and 710,241 shares  outstanding                                    $8.09
    A Shares* - based on net  assets of  $18,007,810  and           ===========
     2,234,032  shares  outstanding                                     $8.06
    A Shares Maximum Public Offering Price Per Share                ===========
     (net asset value per share / 94.25%)                               $8.55
    B Shares* - based on net assets of $460,733 and                 ===========
     57,144 shares  outstanding                                         $8.06
    C Shares* - based on net assets of $488,472 and                 ===========
     60,613  shares  outstanding                                        $8.06
                                                                    ===========

-------------------------------------------------------------------------------
(*)Redemption  price may bereduced by applicable sales charges (Note 1).

See Notes to Financial Statements.                                             7

SHAKER FUND
STATEMENT OF OPERATIONS
For the period ended March 31, 2002 (a)
--------------------------------------------------------------------------------

INVESTMENT  INCOME
   Dividend  income                                                  $   40,013
   Interest  income                                                      22,459
                                                                     ----------
TOTAL INVESTMENT  INCOME                                                 62,472
                                                                     ----------
EXPENSES
   Investment  advisory fees (Note 3)                                   161,529
   Administration  fees  (Note  3)                                       40,179
   Shareholder  servicing  fees  (Note  3)
     Institutional  Shares                                               14,568
     A Shares                                                            21,753
     B Shares                                                               193
     C Shares                                                               197
   Distribution  fees (Note 3)
     A Shares                                                            21,753
     B Shares                                                               580
     C Shares                                                               591
   Transfer agency fees (Note 3)
     Institutional  Shares                                               27,701
     A Shares                                                            26,637
     B Shares                                                             7,095
     C Shares                                                             7,152
   Custody  fees (Note 3)                                                14,084
   Accounting  fees (Note 3)                                             63,232
   Compliance  fees                                                      68,651
   Auditing fees                                                         13,800
   Legal fees                                                             5,839
   Trustees fees and expenses                                               489
   Reporting  expenses                                                    8,174
   Miscellaneous  expenses                                                9,259
                                                                     ----------
TOTAL EXPENSES                                                          513,456
   Fees waived and  expenses  reimbursed  (Note 4)                     (212,329)
                                                                     ----------
NET EXPENSES                                                            301,127
                                                                     ----------
NET  INVESTMENT  LOSS                                                $ (238,655)
                                                                     ----------
   Net realized loss on  investments                                 (1,897,578)
   Net change in  unrealized  appreciation  of  investments            470,379
                                                                     -----------
NET  REALIZED AND UNREALIZED  LOSS ON  INVESTMENTS                   (1,427,199)
                                                                     -----------
  NET  DECREASE  IN NET ASSETS FROM OPERATIONS                     $ (1,665,854)
                                                                   =============

(a) Institutional shares and A shares commenced operations on April 27, 2001.Effective November 5, 2001, Investor Shares changed its name to A Shares. B shares and C Shares commenced operations on December 11, 2001 and December 7, 2001, respectively (Note 1).

8                                             See Notes to Financial Statements.

                                                                     SHAKER FUND

                                              STATEMENT OF CHANGES IN NET ASSETS
                                         For the period ended March 31, 2002 (a)
--------------------------------------------------------------------------------



                                                    AMOUNT              SHARES
                                                    ------              ------
OPERATIONS
    Net investment loss                            $ (238,655)
    Net realized loss on investments               (1,897,578)
    Net change in unrealized appreciation
      of investments                                  470,379
                                                  -----------
 Net Decrease in Net Assets from Operations        (1,665,854)
                                                  -----------
CAPITAL SHARE  TRANSACTIONS
   Sale of shares
     Institutional  Shares                           713,810            91,286
     A Shares                                     19,752,031         2,411,803
     B Shares                                        463,748            57,144
     C Shares                                        506,445            60,613
  Issuance of shares due to acquisition (Note 6)
     Institutional  Shares                         7,696,125           769,612
     A Shares 100 10
  Redemption of shares
     Institutional Shares                         (1,320,672)         (150,657)
     A Shares                                     (1,442,834)         (177,781)
                                                  -----------       -----------
  Net increase from capital share transactions    26,368,753         3,062,030
                                                 -----------        ===========
 Net Increase in Net  Assets                      24,702,899
                                                 -----------
NET  ASSETS
  Beginning  of  Period                                -
  End of Period                                  $24,702,899
                                                 ============
Accumulated Net Investment Loss                  $       -
                                                 ============




--------------------------------------------------------------------------------
(a) Institutional shares and A shares commenced operations on April 30, 2001. Effective November 5, 2001, Investor Shares changed its name to A Shares. B shares and C Shares commenced operations on December 11, 2001 and December 7, 2001, respectively (Note 1).


See Notes to Financial Statements.                                             9

SHAKER FUND


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.


                                                       INSTITUTIONAL SHARES
                                                       --------------------
                                                           Period Ended
                                                         March 31, 2002 (a)
                                                       --------------------
NET ASSET VALUE PER SHARE,
   Beginning of period                                           $10.00
                                                                ---------
INVESTMENT  OPERATIONS
   Net  investment  loss                                          (0.12)
   Net realized and unrealized loss on investments                (1.79)
                                                               ---------
Total from  Investment  Operations                                (1.91)
                                                               ---------
NET ASSET VALUE,  End of Period                                   $8.09
                                                                =========
TOTAL RETURN                                                     (19.10%)

RATIO/SUPPLEMENTARY DATA
   Net Assets at End of Period (000's omitted)                    $5,746
   Ratios to Average Net Assets (b)
   Net investment loss, including reimbursement/waiver of fees    (1.48%)
   Expenses, including reimbursement/waiver of fees                1.90%
   Expenses, excluding reimbursement/waiver of fees                3.31%

PORTFOLIO TURNOVER RATE                                              61%




--------------------------------------------------------------------------------
(a) Commenced operations on April 27, 2001.
(b) Annualized.

10                                            See Notes to Financial Statements.

                                                                     SHAKER FUND

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected data for an outstanding share of each class of each Fund during the periods indicated.

                                                           A SHARES               B SHARES             C SHARES
                                                        Period  Ended            Period Ended         Period Ended
                                                    MARCH 31, 2002 (a)(c)     MARCH 31, 2002(d)     MARCH 31, 2002 (e)
                                                   --------------------------------------------------------------------

NET ASSET VALUE PER SHARE,
   Beginning of period                                     $10.00                   $8.95                 $9.03
                                                          --------                 --------              --------
INVESTMENT  OPERATIONS
   Net  investment  loss                                    (0.07)                  (0.02)                (0.02)
   Net realized and unrealized loss on investments          (1.87)                  (0.87)                (0.95)
                                                          --------                 --------              --------
 Total from Investment  Operations                          (1.94)                  (0.89)                (0.97)
                                                          --------                 --------              --------
 NET ASSET VALUE, End of Period                             $8.06                   $8.06                 $8.06
                                                          ========                 ========              ========

TOTAL RETURN                                               (19.40%)                 (9.94%)              (10.74%)

RATIO/SUPPLEMENTARY  DATA
   Net Assets at End of Period  (000's  omitted)           $18,008                    $461                  $488
   Ratios to  Average  Net  Assets (b)
   Net  investment  loss,  including reimbursement/
     waiver  of fees                                        (1.72%)                 (1.84%)               (1.81%)
   Expenses,  including reimbursement/
     waiver  of  fees                                        2.15%                   2.25%                 2.20%
   Expenses,   excluding reimbursement/
     waiver of fees                                          3.19%                  28.00%                27.32%

PORTFOLIO  TURNOVER RATE                                       61%                     61%                   61%

-------------------------------------------------------------------------------
(a) Commenced operations on April 27, 2001.
(b) Annualized.
(c) Effective November 5, 2001, Investor Shares changed its name to
    A Shares (Note 1).
(d) Commenced operations on December 11, 2001.
(e) Commenced operations on December 7, 2001.

  See Notes to Financial Statements.                                          11

SHAKER FUND

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2002
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION
This report relates to the Shaker Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware business trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). The Trust currently has twenty-three investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund currently offers four classes of shares:
Institutional Shares, A Shares (prior to November 5, 2001, known as Investor Shares), B Shares and C Shares. Institutional Shares and A Shares commenced operations on April 27, 2001, after the Fund acquired the net assets of certain individual accounts managed by Shaker Management, Inc., or its affiliate, Shaker Investments, Inc., in exchange for Fund shares. B Shares and C Shares commenced operations on December 11, 2001, and December 7, 2001, respectively. A Shares generally provide for a front-end sales charge while B Shares and C Shares provide for a contingent deferred sales charge. B Shares automatically convert to A Shares nine years from the end of the calendar month in which the Fund accepted your purchase. No sales charges are assessed with respect to Institutional Shares.


Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its related net assets.


NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund:


SECURITY VALUATION - On each Fund business day, the Trust generally determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, held by the Fund, and for which market quotations are readily
available,   are  valued  using  the  last  reported  sales  price  provided  by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost.


SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.


REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always exceed the repurchase price. In the event of default, the Fund may have difficulties disposing of such securities.

                                                                     SHAKER FUND

                                                                  MARCH 31, 2002
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

RECLASSIFICATION   OF  CAPITAL  ACCOUNTS  - On  the  Statement  of  Assets  and
Liabilities, as a result of permanent book to tax differences, reclassification adjustments were made as follows:

Accumulated Net Investment Income            $238,655
Undistributed Net Realized Gain/(Loss)              0
Paid-in-Capital                              (238,655)

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.


The capital loss carryover was $347,000, expiring in March 2010. For tax purposes, the current year deferred post-October losses were $1,096,858. These losses will be recognized for tax purposes on the first day of the following tax year.


EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets. Each share of each class of the Fund represents an undivided, proportionate interest in the Fund.


NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH RELATED PARTIES INVESTMENT ADVISER - The Fund's investment adviser is Shaker Investments, L.L.C. (the "Adviser"). On or about January 1, 2002, Shaker Management, Inc. and its affiliate Shaker Investments, Inc. reorganized to form the Adviser. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.10% of the Fund's average daily net assets. The Adviser has contractually agreed to waive a portion of its fee and reimburse certain expenses so that total annual operating expenses of Institutional Shares, A Shares, B Shares and C Shares do not exceed 1.90%, 2.15%, 2.25%, 2.20%, respectively, of that class's average daily net assets through July 31, 2002.


ADMINISTRATOR - The Fund's administrator is Forum Administrative Services, LLC ("FAdS"). Prior to September 11, 2001, FAdS received, for its services, an administrative fee of $24,000 per year plus 0.20% of the Fund's average daily net assets. As of September 11, 2001, the asset-based fee of 0.20% was reduced to 0.10%.

SHAKER FUND

MARCH 31, 2002
--------------------------------------------------------------------------------

TRANSFER AGENT - The Fund's transfer agent and dividend disbursing agent is Forum Shareholder Services, LLC ("FSS"). Prior to September 11, 2001, FSS received, for its services, a fee from the Fund at an annual rate of 0.05% of the Fund's average daily net assets, $24,000 annually for the first share class, plus $21,600 annually for each additional share class, $24 per shareholder account annually, and certain out-of-pocket expenses. As of September 11, 2001, the asset-based fee of 0.05% was eliminated.


SHAREHOLDER SERVICE AGENT - The Trust has adopted a shareholder servicing plan (the "Plan") for Institutional Shares, A Shares, B Shares and C Shares under which the Trust pays FAdS a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of each of Institutional Shares, A Shares, B Shares and C Shares. FAdS may pay any or all of these payments to the Adviser or other financial institutions that provide shareholder servicing to their customers who invest in the Fund.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act with respect to A shares, B shares and C shares, under which the Trust pays FFS a distribution fee at an annual rate of up to 0.25% of the average daily net assets of A Shares and up to 0.75% of the average daily net assets of each of B shares and C shares. FFS may pay any or all amounts of these payments to various institutions, including the Adviser, that provide distribution or shareholder servicing to their customers who invest in the A Shares, B Shares or C Shares. The Distribution Plan obligates the Fund to pay FFS as compensation for FFS's services and not as reimbursement for certain expenses incurred.

For the period ended March 31, 2002, FFS reallowed $23,090 in commissions to certain financial institutions regarding purchases of Shaker Fund. FFS retained net commissions of $23,859 from purchases of Shaker Fund.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives a fee of $45,000 per year, $12,000 per year for each additional share class above one, 0.01% of the Fund's average daily net assets, plus certain out-of-pocket expenses. The custodian is Forum Trust, LLC, to which the Fund pays a maintenance fee of $3,600 per year, 0.01% of the Fund's average daily net assets, certain other transactional fees, and certain out-of-pocket expenses.

Certain Officers and Directors of the Trust are Officers or Directors of the above companies.

NOTE 4. WAIVER OF FEES
The Adviser contractually waived fees of $122,966 and reimbursed certain expenses totaling $48,669 for the period of April 30, 2001 to March 31, 2002. For the same period, FAdS voluntarily waived shareholder service fees totaling $28,341 and administration fees totaling $3,429. FSS waived transfer agent fees totaling $1,714. FFS waived distribution fees totaling $7,210.

SHAKER FUND

MARCH 31, 2002
--------------------------------------------------------------------------------

NOTE 5. SECURITY TRANSACTIONS
The cost of purchases and the proceeds from sales of securities, other than short-term investments, were $26,907,950 and $9,040,734, respectively, for the period from April 27, 2001 to March 31, 2002.

For federal income tax purposes, the tax basis of investment securities owned as of March 31, 2002, was $24,765,140, and the net unrealized depreciation of investment securities was $185,896. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $3,129,442, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $3,315,338. The capital loss carryover was $347,400, expiring in March 2010. For tax purposes, the current year deferred post-October losses were $1,096,858. These losses will be recognized for tax purposes on the first day of the following year.


NOTE 6. ACQUISITION
On April 27, 2001, the Fund acquired all of the net assets of certain individual accounts managed by Shaker Management, Inc. and/or its affiliate Shaker Investments, Inc. The net assets and unrealized loss from the accounts immediately prior to acquisition were $7,696,225, and $202,955, respectively.

The Fund's net assets immediately after the acquisition were $7,696,225. Shares issued as part of the acquisition amounted to 769,622.

NOTE 7. DISTRIBUTION TO SHAREHOLDERS

There were no distributions paid during the fiscal year ending 2002.

As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income          $   -
Undistributed long-term gain               -
Unrealized appreciation                 185,896


NOTE 8. FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED) INCOME DIVIDENDS - There were no ordinary income dividends paid by the Fund for the tax year ended March 31, 2002.

CAPITAL GAIN DIVIDENDS- There were no long-term capital gain dividends paid by the Fund for the tax year ended March 31, 2002.

SHAKER FUND

MARCH 31, 2002
-------------------------------------------------------------------------------

NOTE 9. TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

                        POSITION      LENGTH OF          PRINCIPAL        NUMBER OF PORTFOLIOS          OTHER
       NAME,            WITH THE         TIME          OCCUPATION(S)         IN FUND COMPLEX         DIRECTORSHIPS
AGE AND ADDRESS           TRUST         SERVED1      DURING PAST 5 YEARS  OVERSEEN BY TRUSTEE2     HELD BY TRUSTEES
-------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES

John Y. Keffer3         Chairman     1989-Present   Member and Director,           29            Chairman/President,
Born:  July 15, 1942   President                      Forum Financial                                Monarch Funds
Two Portland Square                                     Group,LLC
Portland, ME 04101                                  (a mutual fund services
                                                      holding company)
-------------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

Costas Azariadis         Trustee     1989-Present   Professor of Economics,        27                    None
Born:  February 15, 1943                            University of California
Dept. of Economics                                       Los Angeles
University of California                             Visiting Professor
Los Angeles, CA  90024                                 of Economics,
                                                      Athens University
                                                        of Economics
                                                         and Business
                                                         1998 - 1999
-------------------------------------------------------------------------------------------------------------------

James C. Cheng           Trustee     1989-Present        President,                27                    None
Born:  July 26, 1942                                Technology Marketing
27 Temple Street                                    Associates(marketing
Belmont, MA 02478                                    company for small
                                                      and  medium sized
                                                       businesses in
                                                        New England)
-------------------------------------------------------------------------------------------------------------------

J. Michael Parish        Trustee     1989-Present         Partner,                 27                    None
Born:  November 9, 1943                             Thelen Reid & Priest LLP
40 West 57th Street                                  (law firm) since 1995
New York, NY 10019



-------------------------------------------------------------------------------------------------------------------

1    Term of service is indefinite.
2    The Fund complex  includes  two  investment  companies  for which the Forum
     Financial Group of companies provides services.
3    John  Y.   Keffer   indirectly   controls   the   entities   that   provide
     administration,   distribution,   fund  accounting,   transfer  agency  and
     custodial services to the Trust. Mr. Keffer also indirectly  controls Forum
     Investment Advisors, LLC, the investment adviser to certain Trust series.


16







                                                                     SHAKER FUND

                                       NOTES TO FINANCIAL STATEMENTS (continued)
                                                                  MARCH 31, 2002
--------------------------------------------------------------------------------



                        POSITION      LENGTH OF          PRINCIPAL        NUMBER OF PORTFOLIOS          OTHER
       NAME,            WITH THE         TIME          OCCUPATION(S)         IN FUND COMPLEX         DIRECTORSHIPS
AGE AND ADDRESS           TRUST         SERVED1      DURING PAST 5 YEARS  OVERSEEN BY TRUSTEE2     HELD BY TRUSTEES
-------------------------------------------------------------------------------------------------------------------


OFFICERS
Thomas G. Sheehan    Vice President/ 2000-Present   Director of Business           N/A                    N/A
Born: July 17, 1954  Assistant Secretary                 Development,
Two Portland Square                                   Forum Financial
Portland, ME 04101                                 Group, LLC  since 2001
                                                     Managing Director
                                                        and Counsel,
                                                      Forum Financial
                                                         Group, LLC
                                                      from 1993 to 2001
-------------------------------------------------------------------------------------------------------------------

Lisa J. Weymouth     Vice President/ 2001-Present   Director and Manager,          N/A                    N/A
Born: May 4, 1968   Assistant Secretary                Forum Shareholder
Two Portland Square                                    Services, LLC
Portland, Maine  04101                                (transfer agent)
Director, Forum
                                                  Administrative Services,
                                                      LLC (mutual fund
                                                  administrator) since 2001
-------------------------------------------------------------------------------------------------------------------

Ronald H. Hirsch        Treasurer    2000-Present     Managing Director            N/A                    N/A
Born: October 14, 1943                                 of Operations,
Two Portland Square                                   Forum Financial
Portland, ME 04101                                 Group,  LLC since 1999
                                                    Member of the Board
                                                 - Citibank Germany 1991 -
                                                 1998Treasurer, Core Trust
                                                         (Delaware)
-------------------------------------------------------------------------------------------------------------------

Leslie K. Klenk         Secretary    1998-Present Counsel, Forum  Financial        N/A                    N/A
Born: August 24, 1964                              Group, LLC since 1998
Two Portland Square                              Associate General Counsel,
Portland, ME 04101                                   Smith Barney Inc.
                                                (brokerage firm) 1993 - 1998
                                                   Secretary, Core Trust
                                                         (Delaware)


-------------------------------------------------------------------------------------------------------------------

1    Term of service is indefinite.
2 The Fund complex includes two investment companies for which the Forum Financial Group of companies provides services.

The Statement of Additional Information ("SAI") contains additional information about the Trust's Trustees. The SAI is available without charge by contacting the Fund at (800) 805-8258.

SHAKER FUND

INDEPENDENT AUDITOR'S REPORT
--------------------------------------------------------------------------------

BOARD OF TRUSTEES OF THE FORUM FUNDS AND SHAREHOLDERS OF SHAKER FUND:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Shaker Fund (the "Fund"), a diversified series of the Forum Funds (the "Trust"), as of March 31, 2002, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from April 27, 2001, commencement of operations, to March 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Shaker Fund as of March 31, 2002, and the results of its operations, the changes in its net assets, and the financial highlights for the period from April 27, 2001, commencement of operations, to March 31, 2002, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Boston, Massachusetts
May 17, 2002

                                 TRANSFER AGENT


                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                           (888) 314-9048 (toll free)
                 E-mail address: shaker-fund@forum-financial.com


                                   DISTRIBUTOR


                            Forum Fund Services, LLC
                                2 Portland Square
                              Portland, Maine 04101




                                     [LOGO]



                                   Shaker Fund
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (888) 314-9048




                    Investment Company Act File No. 811-3023